EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
		Accumulated	Net book
	Cost	amortization	value
	$	$	$
2013
Furniture and fixtures	35,221	30,946	4,275
Computer equipment	92,016	87,653	4,363
Leasehold improvement	27,689	27,689	-
Vehicle	37,817	31,602	6,215
	192,743	177,890	14,853
2012
Furniture and fixtures	37,137	30,942	6,195
Computer equipment	100,132	92,632	7,500
Leasehold improvement	25,674	25,674	-
Vehicle	36,683	26,863	9,820
	199,626	176,111	23,515